Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended	113 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Tortoise Global Water ESG Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise Global Water ESG Fund NAV
Average Annual Return, Percent	23.80%	10.44%	11.05%
Tortoise North American Pipeline Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Fund NAV
Average Annual Return, Percent	46.73%	16.48%		9.06%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	33.89%	15.77%	14.91%
Tortoise Global Water ESG Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise Global Water ESG Net Total Return Index
Average Annual Return, Percent	23.92%	10.66%	11.65%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	33.89%	15.77%		14.14%
Tortoise North American Pipeline Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Index TR
Average Annual Return, Percent	48.04%	17.16%		9.71%